Columbia Integrated Small Cap Growth Fund
Third Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Integrated Small Cap Growth Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 1.6%
Diversified Telecommunication Services 1.1%
Bandwidth, Inc., Class A(a)	12,955	260,784
Media 0.5%
Integral Ad Science Holding Corp.(a)	12,980	120,195
Total Communication Services		380,979
Consumer Discretionary 12.6%
Automobile Components 2.3%
Dorman Products, Inc.(a)	2,579	237,191
Gentherm, Inc.(a)	2,790	150,492
Standard Motor Products, Inc.	4,455	136,813
Total		524,496
Diversified Consumer Services 2.3%
Coursera, Inc.(a)	21,915	166,554
Duolingo, Inc.(a)	1,927	368,828
Total		535,382
Hotels, Restaurants & Leisure 2.7%
Everi Holdings, Inc.(a)	7,470	54,008
Rush Street Interactive, Inc.(a)	32,086	287,170
Shake Shack, Inc., Class A(a)	2,755	261,422
Xponential Fitness, Inc., Class A(a)	3,785	34,292
Total		636,892
Household Durables 2.8%
M/I Homes, Inc.(a)	1,844	230,353
Skyline Champion Corp.(a)	2,544	177,088
Sonos, Inc.(a)	14,965	236,447
Total		643,888
Textiles, Apparel & Luxury Goods 2.5%
Crocs, Inc.(a)	1,490	231,904
Kontoor Brands, Inc.	2,877	210,999
Movado Group, Inc.	5,501	145,776
Total		588,679
Total Consumer Discretionary		2,929,337
Consumer Staples 4.3%
Beverages 1.6%
Primo Water Corp.	16,093	363,058
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.6%
Vital Farms, Inc.(a)	9,082	375,813
Personal Care Products 1.1%
Honest Co., Inc. (The)(a)	42,287	113,752
Inter Parfums, Inc.	1,123	134,513
Total		248,265
Total Consumer Staples		987,136
Energy 5.0%
Energy Equipment & Services 3.8%
ChampionX Corp.	7,232	235,908
DMC Global Inc(a)	15,717	204,164
Oceaneering International, Inc.(a)	11,193	265,050
Patterson-UTI Energy, Inc.	8,438	92,987
Tetra Technologies, Inc.(a)	20,070	74,459
Total		872,568
Oil, Gas & Consumable Fuels 1.2%
Permian Resources Corp.	5,815	95,308
Riley Exploration Permian, Inc.	4,745	138,554
VAALCO Energy, Inc.	8,390	53,528
Total		287,390
Total Energy		1,159,958
Financials 7.9%
Banks 0.2%
Metropolitan Bank Holding Corp.(a)	1,304	54,833
Capital Markets 2.5%
Hamilton Lane, Inc., Class A	2,377	298,290
StoneX Group, Inc.(a)	1,114	83,628
WisdomTree, Inc.	19,182	191,244
Total		573,162
Consumer Finance 1.1%
NerdWallet, Inc., Class A(a)	17,756	247,696
Financial Services 1.7%
Essent Group Ltd.	5,363	304,082
Flywire Corp.(a)	4,897	83,984
Total		388,066

Columbia Integrated Small Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Integrated Small Cap Growth Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.4%
Goosehead Insurance, Inc., Class A(a)	3,015	194,468
Palomar Holdings, Inc.(a)	3,462	293,716
Skyward Specialty Insurance Group, Inc.(a)	2,251	84,007
Total		572,191
Total Financials		1,835,948
Health Care 22.2%
Biotechnology 10.2%
Absci Corp.(a)	6,240	26,270
ACADIA Pharmaceuticals, Inc.(a)	5,530	83,503
Altimmune, Inc.(a)	4,403	33,067
Arcellx, Inc.(a)	1,559	81,068
Arcus Biosciences, Inc.(a)	2,187	32,958
Arcutis Biotherapeutics, Inc.(a)	7,155	59,816
Biohaven Ltd.(a)	2,721	95,507
Blueprint Medicines Corp.(a)	1,359	143,456
CG Oncology, Inc.(a)	1,072	34,926
Cytokinetics, Inc.(a)	2,881	139,757
Insmed, Inc.(a)	7,917	435,831
Intellia Therapeutics, Inc.(a)	1,278	27,324
Krystal Biotech, Inc.(a)	583	93,309
Olema Pharmaceuticals, Inc.(a)	5,952	57,615
Revolution Medicines, Inc.(a)	3,862	148,030
Sage Therapeutics, Inc.(a)	5,208	57,861
SpringWorks Therapeutics, Inc.(a)	4,413	182,963
Syndax Pharmaceuticals, Inc.(a)	2,308	44,475
Vaxcyte, Inc.(a)	4,260	299,350
Vera Therapeutics, Inc.(a)	994	37,762
Viking Therapeutics, Inc.(a)	4,133	257,321
Total		2,372,169
Health Care Equipment & Supplies 5.2%
Avanos Medical, Inc.(a)	5,766	114,801
AxoGen, Inc.(a)	17,656	120,590
Glaukos Corp.(a)	1,821	205,263
Inspire Medical Systems, Inc.(a)	368	58,435
LivaNova PLC(a)	3,310	202,142
Common Stocks (continued)
Issuer	Shares	Value ($)
Merit Medical Systems, Inc.(a)	3,977	322,733
Tactile Systems Technology, Inc.(a)	15,131	192,618
Total		1,216,582
Health Care Providers & Services 3.7%
Hims & Hers Health, Inc., Class A(a)	20,279	393,818
Option Care Health, Inc.(a)	7,164	213,631
PetIQ, Inc.(a)	11,900	247,044
Total		854,493
Health Care Technology 0.8%
HealthStream, Inc.	6,448	175,966
Pharmaceuticals 2.3%
Arvinas, Inc.(a)	1,692	56,073
Axsome Therapeutics, Inc.(a)	1,207	88,630
Intra-Cellular Therapies, Inc.(a)	4,334	291,418
Longboard Pharmaceuticals, Inc.(a)	1,413	26,664
Structure Therapeutics, Inc., ADR(a)	2,040	69,768
Total		532,553
Total Health Care		5,151,763
Industrials 22.7%
Aerospace & Defense 3.5%
Aerovironment, Inc.(a)	1,683	340,218
Astronics Corp.(a)	9,609	197,561
Kratos Defense & Security Solutions, Inc.(a)	13,094	284,664
Total		822,443
Building Products 1.2%
Gibraltar Industries, Inc.(a)	3,832	289,163
Commercial Services & Supplies 0.4%
HNI Corp.	1,965	92,453
Construction & Engineering 2.4%
MYR Group, Inc.(a)	1,414	219,255
Primoris Services Corp.	5,998	328,450
Total		547,705
Electrical Equipment 0.9%
Thermon(a)	6,511	219,811
Ground Transportation 0.3%
Marten Transport Ltd.	3,693	65,366
Columbia Integrated Small Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Integrated Small Cap Growth Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 6.0%
Alamo Group, Inc.	1,133	215,259
Albany International Corp., Class A	1,985	174,124
Helios Technologies, Inc.	2,166	108,473
Mueller Water Products, Inc., Class A	15,374	285,342
REV Group, Inc.	13,088	358,742
Tennant Co.	2,509	257,574
Total		1,399,514
Professional Services 3.9%
ExlService Holdings, Inc.(a)	6,730	200,958
ICF International, Inc.	1,975	281,931
Legalzoom.com, Inc.(a)	16,669	146,354
NV5 Global, Inc.(a)	1,494	140,406
Upwork, Inc.(a)	12,614	133,330
Total		902,979
Trading Companies & Distributors 4.1%
Applied Industrial Technologies, Inc.	1,189	229,477
DNOW, Inc.(a)	18,348	267,698
FTAI Aviation Ltd.	2,547	214,763
MRC Global, Inc.(a)	17,304	229,970
Total		941,908
Total Industrials		5,281,342
Information Technology 20.2%
Electronic Equipment, Instruments & Components 3.8%
Advanced Energy Industries, Inc.	1,824	195,952
Itron, Inc.(a)	3,083	331,577
Rogers Corp.(a)	1,179	139,122
Sanmina Corp.(a)	3,139	215,147
Total		881,798
IT Services 2.1%
Grid Dynamics Holdings, Inc.(a)	12,937	122,901
Squarespace, Inc., Class A(a)	7,032	309,408
Unisys Corp.(a)	14,272	61,227
Total		493,536
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.7%
MaxLinear, Inc.(a)	5,942	105,589
NVE Corp.	1,255	97,300
Onto Innovation, Inc.(a)	2,177	471,756
Rambus, Inc.(a)	3,176	175,506
Total		850,151
Software 8.5%
Alkami Technology, Inc.(a)	10,593	290,566
CommVault Systems, Inc.(a)	3,153	339,216
LiveRamp Holdings, Inc.(a)	8,040	251,572
MicroStrategy, Inc., Class A(a)	77	117,386
Mitek Systems, Inc.(a)	12,657	158,845
N-Able, Inc.(a)	12,279	163,925
Olo, Inc., Class A(a)	18,660	85,463
SPS Commerce, Inc.(a)	992	186,585
Tenable Holdings, Inc.(a)	4,412	186,142
Workiva, Inc., Class A(a)	2,425	186,652
Total		1,966,352
Technology Hardware, Storage & Peripherals 2.1%
Super Micro Computer, Inc.(a)	637	499,733
Total Information Technology		4,691,570
Materials 2.5%
Chemicals 1.3%
Arcadium Lithium PLC(a)	37,064	164,194
Aspen Aerogels, Inc.(a)	4,813	144,005
Total		308,199
Construction Materials 1.2%
Summit Materials, Inc., Class A(a)	6,882	265,920
Total Materials		574,119
Real Estate 0.2%
Retail REITs 0.2%
Tanger, Inc.	1,882	52,225
Total Real Estate		52,225
Total Common Stocks (Cost $17,681,051)		23,044,377

Columbia Integrated Small Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Integrated Small Cap Growth Fund, May 31, 2024 (Unaudited)
Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(b),(c)	191,669	191,631
Total Money Market Funds (Cost $191,583)		191,631
Total Investments in Securities (Cost: $17,872,634)		23,236,008
Other Assets & Liabilities, Net		(10,660)
Net Assets		23,225,348
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	489,052	6,179,082	(6,476,461)	(42)	191,631	188	20,775	191,669
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Integrated Small Cap Growth Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT318_08_P01_(07/24)